INVESTMENTS - Investments breakdown (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
INVESTMENTS
Investments in associates and joint ventures	R$ 383,500	R$ 354,200
Goodwill	233,228	233,399
Other investments evaluated at fair value through other comprehensive income - Celluforce	23,541	24,917
Total investments	R$ 640,269	R$ 612,516